Schedule of Investments (unaudited)	iShares® MSCI Norway ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Kongsberg Gruppen ASA	23,707	$847,990

Airlines — 0.4%
Norwegian Air Shuttle ASA(a)	168,849	204,670

Banks — 13.1%
DNB Bank ASA	245,916	4,987,232
SpareBank 1 Nord Norge	25,349	252,066
SpareBank 1 Oestlandet	10,677	154,272
SpareBank 1 SMN	34,355	466,414
SpareBank 1 SR-Bank ASA	47,525	606,644
		6,466,628
Biotechnology — 0.3%
Nykode Therapeutics AS(a)	33,976	123,791

Capital Markets — 0.2%
Aker Horizons Holding AS(a)	38,784	86,925

Chemicals — 6.1%
Borregaard ASA	25,122	494,168
Elkem ASA(b)	83,711	350,407
Yara International ASA	42,019	2,178,651
		3,023,226
Commercial Services & Supplies — 2.6%
Quantafuel ASA(a)(c)	17,058	29,635
TOMRA Systems ASA, NVS	62,618	1,277,317
		1,306,952
Construction & Engineering — 0.6%
Veidekke ASA	28,558	305,580

Containers & Packaging — 0.3%
Bewi ASA	11,981	100,602
Elopak ASA	32,768	58,525
		159,127
Diversified Financial Services — 1.3%
Aker ASA, Class A	6,905	662,442

Diversified Telecommunication Services — 4.4%
Telenor ASA	158,523	2,188,902

Electrical Equipment — 1.2%
NEL ASA(a)	386,175	600,603

Energy Equipment & Services — 3.6%
Aker Solutions ASA	65,102	255,578
Borr Drilling Ltd.(a)	35,216	203,684
BW Offshore Ltd.	23,792	88,533
Odfjell Drilling Ltd.(a)	23,789	68,910
Subsea 7 SA	63,148	653,657
TGS ASA	31,031	511,871
		1,782,233
Entertainment — 0.4%
Kahoot! ASA(a)(c)	69,936	208,652

Food Products — 15.9%
Austevoll Seafood ASA	24,119	324,432
Bakkafrost P/F	13,328	887,455
Grieg Seafood ASA(a)	13,559	202,030
Leroy Seafood Group ASA	79,058	621,446
Mowi ASA	115,840	3,023,626

Security	Shares	Value

Food Products (continued)
Norway Royal Salmon ASA(c)	3,354	$90,456
Orkla ASA	199,069	1,566,707
Salmar ASA	15,611	1,157,083
		7,873,235
Independent Power and Renewable Electricity Producers — 1.0%
Aker Carbon Capture ASA(a)	86,247	197,186
Scatec ASA(b)	31,502	320,400
		517,586
Industrial Conglomerates — 0.5%
Bonheur ASA	5,538	227,144

Insurance — 5.0%
Gjensidige Forsikring ASA	53,009	1,158,177
Protector Forsikring ASA	16,053	181,552
Storebrand ASA	124,465	1,117,916
		2,457,645
Interactive Media & Services — 1.3%
Adevinta ASA(a)	76,565	641,257

IT Services — 0.5%
Atea ASA	22,343	261,867

Machinery — 0.4%
Hexagon Composites ASA(a)	31,081	113,251
Hexagon Purus ASA(a)	19,572	65,841
		179,092
Marine — 2.1%
Golden Ocean Group Ltd.	34,597	518,323
MPC Container Ships AS	70,516	198,807
Stolt-Nielsen Ltd.	6,778	125,579
Wallenius Wilhelmsen ASA	28,109	202,071
		1,044,780
Media — 1.8%
Schibsted ASA, Class A	19,333	409,199
Schibsted ASA, Class B	25,772	476,709
		885,908
Metals & Mining — 5.8%
Norsk Hydro ASA	355,338	2,851,321

Multiline Retail — 0.4%
Europris ASA(b)	41,892	215,674

Oil, Gas & Consumable Fuels — 24.9%
Aker BP ASA	33,406	1,439,210
BW Energy Ltd.(a)	22,749	69,137
BW LPG Ltd.(b)	22,045	181,538
DNO ASA	116,720	213,882
Equinor ASA	258,453	9,807,451
Flex LNG Ltd.	7,876	215,567
Frontline Ltd./Bermuda(a)	31,926	319,802
Hafnia Ltd.	30,891	103,820
		12,350,407
Real Estate Management & Development — 0.7%
Entra ASA(b)	16,935	269,286
Selvaag Bolig ASA(c)	10,930	50,961
		320,247
Semiconductors & Semiconductor Equipment — 2.1%
Nordic Semiconductor ASA(a)	46,011	904,799

Schedule of Investments (unaudited) (continued)	iShares® MSCI Norway ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
REC Silicon ASA(a)(c)	72,229	$142,531
		1,047,330
Software — 0.9%
Crayon Group Holding ASA(a)(b)(c)	18,394	284,047
LINK Mobility Group Holding ASA(a)	47,024	66,128
Meltwater Holding BV(a)(c)	34,463	53,303
Volue ASA(a)(c)	13,023	43,963
		447,441
Total Common Stocks — 99.5%
(Cost: $50,201,887)		49,288,655

Short-Term Securities

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	1,525,957	1,525,957
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	10,000	10,000
		1,535,957
Total Short-Term Securities — 3.1%
(Cost: $1,535,845)		1,535,957

Total Investments in Securities — 102.6%
(Cost: $51,737,732)		50,824,612

Liabilities in Excess of Other Assets — (2.6)%		(1,291,581)

Net Assets — 100.0%		$49,533,031

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$775,553	$751,038	(a)	$—		$(746)	$112	$1,525,957	1,525,957	$25,064	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	—		(10,000	)(a)	—	—	10,000	10,000	33		—
						$(746)	$112	$1,535,957		$25,097		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Norway ETF
May 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	6	06/17/22	$244	$12,203

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,020,120	$48,268,535	$—	$49,288,655
Money Market Funds	1,535,957	—	—	1,535,957
	$2,556,077	$48,268,535	$—	$50,824,612
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$12,203	$—	$12,203

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

3